Other Assets (Tables)	9 Months Ended
Jul. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets
Other Assets
(millions of Canadian dollars) As at
July 31 October 31
2025 2024
Accounts receivable and other items 1 $ 14,114 $ 12,931
Accrued interest 5,635 5,509
Cheques and other items in transit 1,392 1,656
Current income tax receivable 4,274 4,061
Defined benefit asset

1,050

1,042
Prepaid expenses 2,135 1,794
Reinsurance contract assets 1,054 1,188
Total $ 29,654 $ 28,181